EQUITY (Details Narrative) - USD ($)		12 Months Ended
	Dec. 13, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Proceeds from sale of future shares		$ 17,308,453
Shares issued for cash		2,655,739	3,127,442
Proceeds from sale of future shares, net		2,701,215	3,127,442
Equity portion of the debt note classified value net of discount and cost of fund raise		6,893,064
Proceeds from sale of future shares		35,098,001
Purchase of treasury shares	$ 250,000
Sock based compensation amount		1,308,784	293,837
Unamortized share based compensation		3,975,722
Senior secured convertible note [member] | Genius group ltd [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted		18,130,000
Purchase of shares		17,000,000
Tau game lodge [member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions		2,189,351	181,559
Genius group ltd ordinary shares [member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions			2,600,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from sale of future shares		15,473,334	3,127,442
Shares issued for cash		270,476
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Shares issued for cash		22,581,816
Proceeds from sale of future shares, net		15,202,858
GeniusU limited ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued for cash		2,655,739	3,308,617
Shares issued value for settlement of loan				$ 350,000
Shares issued value for payable in cash upon exercise				$ 250,000
GeniusU limited ordinary shares [member] | Convertible debt instrument [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligations		$ 936,543	$ 177,689
Genius group ltd ordinary shares [member] | Tau game lodge [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share based payment arrangement shares		560,188	14,306